UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9395
                                    --------

                       Third Avenue Variable Series Trust
                       ----------------------------------
               (Exact name of registrant as specified in charter)

         622 Third Avenue, 32nd Floor, New York, NY                  10017
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY    10017
---------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: December 31, 2005
                         -----------------

Date of reporting period: December 31, 2005
                          -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


                               [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST

                          THIRD AVENUE VALUE PORTFOLIO






                                 ANNUAL REPORT
                                 -------------

                                DECEMBER 31, 2005

                               [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST

                                 PRIVACY POLICY

Third Avenue respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolios~ distributor and the Portfolios~ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has delegated the voting of proxies relating to voting securities to the Adviser pursuant to the Adviser's proxy voting guidelines. A description of these proxy voting guidelines, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (800) 443-1021 and (ii) on the website of the Securities and Exchange Commission http://www.sec.gov.

                    SCHEDULE OF PORTFOLIO HOLDINGS ~ FORM N-Q

Beginning on the fiscal quarter ended September 30, 2004, the Third Avenue Value Portfolio has begun to file the complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Third Avenue Value Portfolio Form N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                         PORTFOLIO MANAGEMENT DISCUSSION
                                DECEMBER 31, 2005
                                   (UNAUDITED)

At December 31, 2005 the audited net asset value attributable to each of the 17,558,387 common shares outstanding of the Third Avenue Value Portfolio ("TAVP" or the "Portfolio") was $27.41 per share. This compares with an audited net asset value at December 31, 2004 of $23.84 per share, adjusted for a subsequent distribution to shareholders.

                                                  AVERAGE ANNUAL RETURNS
                                            ------------------------------------
                                ONE YEAR                                 SINCE
                                  ENDED                                INCEPTION
                                12/31/05    THREE YEAR    FIVE YEAR    (9/21/99)
                                --------    ----------    ---------    ---------
Third Avenue Value Portfolio      14.63%       25.12%       14.73%       19.28%
S&P 500 Index                      4.91%       14.39%        0.54%        0.82%
Russell 2500 Index                 8.11%       23.00%        9.14%       10.87%
Russell 2000 Index                 4.55%       22.13%        8.22%        8.91%
Russell 2000 Value Index           4.71%       23.18%       13.55%       14.56%

TAVP seeks to achieve long-term capital appreciation and does not seek to track any benchmark. Various comparative indices are included above for illustrative purposes both for the most recent year and over longer periods. Although the Portfolio is managed for the long-term and does not seek to maximize short-term performance, during this year, the Portfolio outperformed these indices and the broader U.S. market by a sizable margin. During the twelve-month period ended December 31, 2005, the Fund returned 14.63%.

Much of this outperformance is attributable to securities from companies based outside the United States. One of the largest positive contributors to the Portfolio~s performance this year was Toyota Industries Corporation. Toyota and several of the Portfolio~s other holdings benefited from the improved economic environment in Japan and in the weaker Yen, which improved profitability for foreign manufacturers. Other companies that materially contributed to performance include Brookfield Asset Management (formerly Brascan Corp.), Nabors Industries Ltd., and Industrias Bachoco, S.A. Additionally, the Portfolio benefited from announced, or closed, resource conversions (i.e., mergers and acquisitions) when both Legg Mason, Inc. and Kmart Holdings Corporation were involved in major corporate transactions. Kmart merged with Sears Holdings Corporation during the year, enabling this position to be a strong contributor to Portfolio performance for the second year in a row. The Portfolio also benefited from strong performance in the real estate sector, with large positive contributions from such holdings as Brookfield Asset Management, Trammell Crow Co. and Forest City Enterprises.

Although the Portfolio does not generally seek to predict macro economic factors and typically invests without regard to such factors, macro changes in the markets and the world can have a strong effect on short-term performance. This was demonstrated this year when the disastrous hurricane season had the effect of increasing energy prices, which improved the performance of some of the Portfolio~s holdings in energy-related companies, most specifically in the Oil and Gas industry. Another ~macro~ effect on the Portfolio this year was the auto industry's downdraft, which affected several Portfolio holdings, most notably Superior Industries International, Inc., a well-financed auto supplier that moved down with the rest of the industry.

The Portfolio continues to look for suitable investment opportunities that meet our strict investment criteria.

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                                        1
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

                               [Graphic Omitted]

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE FUND'S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF DECEMBER 31, 2005, AND ARE SUBJECT TO CHANGE.

Third Avenue Value Portfolio is OFFERED BY PROSPECTUS ONLY. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Please read the prospectus carefully before you send money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index measures the performance of small companies and the Russell 2500 of small to mid-sized companies. The S&P 500 Index, Russell 2000 Value Index, Russell 2000 Index, and the Russell 2500 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of interest, capital gains and dividends.

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                                        2
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


                               [Graphic Omitted]

                             PERFORMANCE INFORMATION
                                   (UNAUDITED)

PERFORMANCE ILLUSTRATIONS

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE VALUE PORTFOLIO (TAVP) AND THE STANDARD & POOR'S 500 INDEX (S&P 500), THE RUSSELL 2000
 INDEX, THE RUSSELL 2000 VALUE INDEX AND THE RUSSELL 2500 INDEX AS OF DECEMBER
                                    31, 2005

                           Average Annual Total Return

  1 Year    2 Year    3 Year    4 Year    5 Year    6 Year    Since Inception
  14.63%    17.23%    25.12%    15.00%    14.73%    18.68%        19.28%

        [The table below represents a line graph in the printed report.]

                               S&P      Russell 2000   Russell 2000    Russell
               TAVP*        500 Index*     Index*      Value Index*  2500 Index*
              -------       ----------  ------------   ------------  -----------
 9/21/1999      10000          10000        10000          10000         10000
12/31/1999      10840          11273        11876          10129         11841
12/31/2000    15232.2          10246      11517.3        12441.5       12346.6
12/31/2001    17315.9           9028      11804.1        14185.7       12497.2
12/31/2002    15459.7           7033      9386.64        12565.7         10274
12/31/2003    22034.7           9050      13821.8        18349.7       14949.7
12/31/2004      26420          10034        16355          22433         17684
12/31/2005    30284.8        10526.9      17099.5        23489.1       19118.1

----------
* All returns include reinvestment of dividends and capital gains.

As with all mutual funds, past performance does not indicate future results.

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                                        3
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

                               [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT DECEMBER 31, 2005

                            PRINCIPAL                                                                        VALUE         % OF
                            AMOUNT ($)  ISSUES                                                              (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 1.64%

Building & Construction     2,000,000   USG Corp., 9.25%, due 9/15/01 (a) (b) *                          $  2,722,200
                            1,500,000   USG Corp., 8.50%, due 8/01/05 (a) *                                 1,987,500
                                                                                                         ------------
                                                                                                            4,709,700      0.98%
                                                                                                         ------------
Consumer Products           4,143,000   Home Products International, Inc., 9.625%, due  05/15/08            3,190,110      0.66%
                                                                                                         ------------
                                        TOTAL CORPORATE BONDS
                                        (Cost $6,119,914)                                                   7,899,810
                                                                                                         ------------
                             SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 86.60%

Agriculture Chemicals        140,200    Agrium, Inc. (Canada)                                               3,082,998      0.64%
                                                                                                         ------------
Auto Parts                   294,400    Superior Industries International, Inc.                             6,553,344      1.36%
                                                                                                         ------------
Consumer Products            433,246    JAKKS Pacific, Inc. (a)                                             9,072,171
                             163,900    K-Swiss, Inc. Class A                                               5,316,916
                             300,500    Leapfrog Enterprises, Inc. (a)                                      3,500,825
                             398,300    Russ Berrie & Co., Inc.                                             4,548,586
                                                                                                         ------------
                                                                                                           22,438,498      4.66%
                                                                                                         ------------
Depository Institutions      262,900    Brookline Bancorp, Inc.                                             3,725,293
                             158,050    Investors Bancorp, Inc. (a)                                         1,743,292
                             580,900    NewAlliance Bancshares, Inc.                                        8,446,286
                                                                                                         ------------
                                                                                                           13,914,871      2.89%
                                                                                                         ------------
Electronics Components       213,500    American Power Conversion Corp.                                     4,697,000
                              28,300    Analogic Corp.                                                      1,354,155
                             501,000    AVX Corp.                                                           7,254,480
                              42,500    Bel Fuse, Inc. Class A                                              1,062,500
                             196,600    Bel Fuse, Inc. Class B                                              6,251,880
                             133,300    Electronics for Imaging, Inc. (a)                                   3,547,113
                              42,500    Herley Industries, Inc. (a)                                           701,675
                             100,022    Hutchinson Technology, Inc. (a)                                     2,845,626
                              50,000    Ingram Micro, Inc. Class A (a)                                        996,500
                             152,700    KEMET Corp. (a)                                                     1,079,589
                             172,700    Technitrol, Inc.                                                    2,953,170
                             500,600    TriQuint Semiconductor, Inc. (a)                                    2,227,670
                             555,000    Vishay Intertechnology, Inc. (a)                                    7,636,800
                                                                                                         ------------
                                                                                                           42,608,158      8.85%
                                                                                                         ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                        4
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

                               [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2005

                                                                                                             VALUE         % OF
                            SHARES      ISSUES                                                              (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

Energy/Services                75,000   Maverick Tube Corp. (a)                                          $  2,989,500
                                6,300   Tidewater, Inc.                                                       280,098
                              214,200   Willbros Group, Inc. (a) (Panama)                                   3,093,048
                                                                                                         ------------
                                                                                                            6,362,646      1.32%
                                                                                                         ------------
Financial Insurance            25,300   MBIA, Inc.                                                          1,522,048      0.32%
                                                                                                         ------------
Financial Services             30,000   CIT Group, Inc.                                                     1,553,400      0.32%
                                                                                                         ------------
Food Products                 400,400   Industrias Bachoco, S.A. ADR (Mexico)                               7,807,800      1.62%
                                                                                                         ------------
Healthcare Services           284,000   Cross Country Healthcare, Inc. (a)                                  5,049,520      1.05%
                                                                                                         ------------
Holding Companies             506,550   Brookfield Asset Management (Canada)                               25,494,662
                              380,000   Guoco Group, Ltd. (Hong Kong)+                                      4,204,987
                              690,000   Hutchison Whampoa, Ltd. (Hong Kong)                                 6,571,937
                              430,000   Investor AB Class A (Sweden)                                        7,496,381
                               63,750   Leucadia National Corp.                                             3,025,575
                                                                                                         ------------
                                                                                                           46,793,542      9.72%
                                                                                                         ------------
Industrial Equipment          214,300   Alamo Group, Inc.                                                   4,393,150
                               83,000   Lindsay Manufacturing Co.                                           1,596,090
                              375,000   Toyota Industries Corp. (Japan)                                    13,482,003
                              142,500   Trinity Industries, Inc.                                            6,279,975
                                                                                                         ------------
                                                                                                           25,751,218      5.35%
                                                                                                         ------------
Insurance &
Reinsurance                   128,100   Arch Capital Group, Ltd. (a) (Bermuda)                              7,013,475
                            2,970,000   BRIT Insurance Holdings PLC (United Kingdom)                        4,547,769
                               97,278   Radian Group, Inc.                                                  5,699,518
                              175,000   Safety Insurance Group, Inc.                                        7,064,750
                                                                                                         ------------
                                                                                                           24,325,512      5.06%
                                                                                                         ------------
Life Insurance                538,500   The Phoenix Companies, Inc.                                         7,345,140      1.53%
                                                                                                         ------------
Manufactured Housing          174,800   Coachmen Industries, Inc.                                           2,064,388      0.43%
                                                                                                         ------------
Medical Supplies & Services   170,000   Daiichi Sankyo Co., Ltd. (Japan)                                    3,279,349      0.68%
                                                                                                         ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                        5
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


                               [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2005

                                                                                                             VALUE         % OF
                            SHARES      ISSUES                                                              (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

Natural Resources &           215,700   Brookfield Properties Corp. (Canada)                             $  6,345,894
Real Estate                    42,500   Deltic Timber Corp.                                                 2,204,050
                              262,100   Forest City Enterprises, Inc. Class A                               9,941,453
                               18,000   Tejon Ranch Co. (a)                                                   718,560
                              111,300   The St. Joe Co.                                                     7,481,586
                                                                                                         ------------
                                                                                                           26,691,543      5.55%
                                                                                                         ------------
Non-Life Insurance            168,100   Millea Holdings, Inc. ADR (Japan)                                  14,465,005      3.01%
                                                                                                         ------------
Oil Services                  247,000   EnCana Corp. (Canada)                                              11,154,520
                              120,000   Nabors Industries, Ltd. (a) (Bermuda)                               9,090,000
                              112,500   Pogo Producing Co.                                                  5,603,625
                               50,000   Suncor Energy, Inc. (Canada)                                        3,156,500
                               21,400   Whiting Petroleum Co. (a)                                             856,000
                                                                                                         ------------
                                                                                                           29,860,645      6.21%
                                                                                                         ------------
Pharmaceutical Services       218,800   PAREXEL International Corp. (a)                                     4,432,888
                               30,000   Pharmaceutical Product Development, Inc. (a)                        1,858,500
                                                                                                         ------------
                                                                                                            6,291,388      1.31%
                                                                                                         ------------
Real Estate                   448,202   Origen Financial, Inc.                                              3,191,198
Investment Trusts             217,835   ProLogis                                                           10,177,251
                               32,600   Vornado Realty Trust                                                2,721,122
                                                                                                         ------------
                                                                                                           16,089,571      3.34%
                                                                                                         ------------
Real Estate                    39,900   Jones Lang LaSalle, Inc.                                            2,008,965
Management                    378,100   Trammell Crow Co. (a)                                               9,698,265
                                                                                                         ------------
                                                                                                           11,707,230      2.43%
                                                                                                         ------------
Retail                        206,829   The Dress Barn, Inc. (a)                                            7,985,668
                              217,500   Haverty Furniture Companies, Inc.                                   2,803,575
                                9,000   Sears Holding Corp. (a) (c)                                         1,039,770
                                                                                                         ------------
                                                                                                           11,829,013      2.46%
                                                                                                         ------------
Security Brokers              173,550   Legg Mason, Inc.                                                   20,772,200
& Asset Management            187,590   SWS Group, Inc.                                                     3,928,135
                               55,047   Westwood Holdings Group, Inc.                                       1,002,956
                                                                                                         ------------
                                                                                                           25,703,291      5.34%
                                                                                                         ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                        6
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


                               [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2005

                                                                                                             VALUE         % OF
                            SHARES      ISSUES                                                              (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

Semiconductor                 150,000   Applied Materials, Inc.                                          $  2,691,000
Equipment                      96,900   Coherent, Inc. (a)                                                  2,875,992
Manufacturers                 714,200   Credence Systems Corp. (a)                                          4,970,832
& Related                     191,500   Electro Scientific Industries, Inc. (a)                             4,624,725
                               74,238   FSI International, Inc. (a)                                           341,495
                                                                                                         ------------
                                                                                                           15,504,044      3.22%
                                                                                                         ------------
Software                      690,300   Borland Software Corp. (a)                                          4,507,659
                              124,574   GEAC Computer Corp., Ltd. (a) (Canada)                              1,360,996
                               70,000   Synopsys, Inc. (a)                                                  1,404,200
                                                                                                         ------------
                                                                                                            7,272,855      1.51%
                                                                                                         ------------
Steel & Specialty Steel        50,000   POSCO ADR (South Korea)                                             2,475,500      0.52%
                                                                                                         ------------
Telecommunications            358,900   CommScope, Inc. (a)                                                 7,224,657
Equipment                     361,151   Comverse Technology, Inc. (a)                                       9,603,005
                              740,395   Sycamore Networks, Inc. (a)                                         3,198,506
                              768,100   Tellabs, Inc. (a)                                                   8,372,290
                                                                                                         ------------
                                                                                                           28,398,458      5.90%
                                                                                                         ------------
                                        TOTAL COMMON STOCKS
                                        (Cost $259,188,897)                                               416,740,975
                                                                                                         ------------
                          CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.04%

Retail                             90   Sears Holding Corp., Put Strike $120, expires 01/20/07 (c)            172,800      0.04%
                                                                                                         ------------
                                        TOTAL OPTIONS
                                        (Cost $154,175)                                                       172,800
                                                                                                         ------------
                          PRINCIPAL
                          AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 11.05%

Repurchase Agreement       33,310,271   Bear Stearns, 3.25%, dated 12/30/05, due 01/02/06 (d)              33,310,271      6.92%
                                                                                                         ------------
U.S. Treasury Bill         20,000,000   U.S. Treasury Bill, 3.62%+, due 03/02/06                           19,875,420      4.13%
                                                                                                         ------------

                                        TOTAL SHORT TERM INVESTMENTS
                                        (Cost $53,193,472)                                                 53,185,691
                                                                                                         ------------

                                        TOTAL INVESTMENT PORTFOLIO - 99.33%
                                        (Cost $318,656,458)                                              $477,999,276
                                                                                                         ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                                        7
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


                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2005

                                                                                                             VALUE         % OF
                            CONTRACTS   ISSUES                                                              (NOTE 1)    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.02%)

Retail                      (90)        Sears Holding Corp., Call Strike $155, expires  01/20/07 (c)     $    (79,200)     (0.02)%
                                                                                                         ------------
                                        TOTAL WRITTEN OPTIONS
                                        (Premium received $154,520)                                           (79,200)
                                                                                                         ------------
                                        OTHER ASSETS LESS
                                        LIABILITIES - 0.69%                                                 3,331,535
                                                                                                         ------------
                                        NET ASSETS - 100.00%
                                        (Applicable to 17,558,387
                                        shares outstanding)                                              $481,251,611
                                                                                                         ============

Notes:

(a)  Non-income producing securities.

(b)  Restricted (see table below) / fair valued securities.


                               Carrying Value                        Acquisition
  Security                        Per Unit       Acquisition Date       Cost
  --------                     --------------   ------------------   -----------
USG Corp. 9.25% due 9/15/01       $136.11       11/15/00 to 7/6/01   $1,506,306


(c)  Call and Put options relate to common stock position.

(d)  Repurchase agreement collateralized by:

     U.S. Treasury Strips, par value $23,550,000, matures 05/15/16, value $14,787,281.

     U.S. Treasury Strips, par value $7,306,000, matures 08/15/25, value $2,941,396.

     U.S. Treasury Strips, par value $2,903,000, matures 02/15/26, value $1,143,463.

     U.S. Treasury Strips, par value $45,095,000, matures 08/15/29, value $15,404,452.

  *  Issuer in default.

  +  Annualized yield at date of purchase.

  +  Incorporated in Bermuda.

ADR: American Depository Receipt.

The aggregate cost for federal income tax purposes is $329,909,410. The aggregate gross unrealized appreciation is $159,537,308.
The aggregate gross unrealized depreciation is $(11,447,442).

Country Concentration:
                           % of
                        Net Assets
                        ----------
United States             71.44
Canada                    10.51
Japan                      6.49
Bermuda                    3.35
Hong Kong                  2.24
Mexico                     1.62
Sweden                     1.56
United Kingdom             0.95
Panama                     0.64
South Korea                0.51
                        ----------
Total                     99.31
                        ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                        8
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2005

THE SUMMARY OF INVESTMENTS AS OF DECEMBER 31, 2005 IS AS FOLLOWS:
(UNAUDITED)

         [The table below represents a bar graph in the printed report.]

            Holding Companies                                   9.72
            Electronics Components                              8.85
            Oil Services                                        6.21
            Telecommunications Equipment                        5.9
            Natural Resources & Real Estate                     5.55
            Industrial Equipment                                5.35
            Security Brokers & Asset Management                 5.34
            Consumer Products                                   5.32
            Insurance & Reinsurance                             5.06
            Real Estate Investment Trusts                       3.34
            Semiconductor Equipment Manufacturers & Related     3.22
            Non-Life Insurance                                  3.01
            Depository Institutions                             2.89
            Retail                                              2.48
            Real Estate Management                              2.43
            Food Products                                       1.62
            Life Insurance                                      1.53
            Software                                            1.51
            Auto Parts                                          1.36
            Energy/Services                                     1.32
            Pharmaceutical Services                             1.31
            Healthcare Services                                 1.05
            Building & Construction                             0.98
            Medical Supplies & Services                         0.68
            Agriculture Chemicals                               0.64
            Steel & Specialty Steel                             0.52
            Manufactured Housing                                0.43
            Financial Insurance                                 0.32
            Financial Services                                  0.32
            Short Term Investments                             11.05


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                        9
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

ASSETS:
Investments at value (Notes 1 and 4):
  Unaffiliated issuers (identified cost of $285,346,187)          $ 444,689,005
  Repurchase agreement (identified cost of $33,310,271)              33,310,271
                                                                  -------------
      Total investments (identified cost of $318,656,458)           477,999,276
                                                                  -------------
Receivable for fund shares sold                                         269,539
Dividends and interest receivable                                       244,119
Other receivables                                                     5,334,110
Other assets                                                              3,327
                                                                  -------------
      Total assets                                                  483,850,371
                                                                  -------------

LIABILITIES:
Payable for securities purchased                                      1,731,416
Payable for fund shares redeemed                                        214,503
Payable to investment adviser                                           371,783
Accounts payable and accrued expenses                                   117,288
Payable for service fees (Note 3)                                        84,570
Written options, at value (premium received $154,520)                    79,200
Commitments (Note 6)                                                         --
                                                                  -------------
      Total liabilities                                               2,598,760
                                                                  -------------
      Net assets                                                  $ 481,251,611
                                                                  =============

SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
  17,558,387 shares outstanding                                   $ 303,467,198
Accumulated distributions in excess of net investment income         (4,581,081)
Accumulated undistributed net realized gains from
  investment transactions                                            22,947,356
Net unrealized appreciation of investments                          159,418,138
                                                                  -------------
      Net assets applicable to capital shares outstanding         $ 481,251,611
                                                                  -------------
Net asset value per share                                                $27.41
                                                                         ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       10
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME:
  Dividends (net of foreign withholding tax of $134,896)           $  3,630,648
  Interest                                                            1,698,762
  Other income                                                            2,851
                                                                   ------------
    Total investment income                                           5,332,261
                                                                   ------------

EXPENSES:
  Investment advisory fees (Note 3)                                   3,881,079
  Service fees (Note 3)                                                 835,000
  Custodian fees                                                         86,208
  Accounting fees                                                        85,727
  Reports to shareholders                                                84,434
  Auditing and tax consulting fees                                       56,700
  Administration fees (Note 3)                                           32,385
  Transfer agent fees                                                    26,500
  Trustees' and officers' fees and expenses                              21,026
  Legal fees                                                             20,000
  Insurance expense                                                       8,452
  Miscellaneous expenses                                                  8,077
                                                                   ------------
    Total operating expenses                                          5,145,588
                                                                   ------------
    Net investment income                                               186,673
                                                                   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gain on investments                                   24,110,224
  Net realized loss on foreign currency transactions                    (52,375)
  Net change in unrealized appreciation on investments               36,583,656
  Net change in unrealized appreciation on written options               75,320
                                                                   ------------
  Net realized and unrealized gains on investments                   60,716,825
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 60,903,498
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       11
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE           FOR THE
                                                                          YEAR ENDED        YEAR ENDED
                                                                         DECEMBER 31,      DECEMBER 31,
                                                                             2005              2004
                                                                        -------------     -------------
OPERATIONS:
  Net investment income                                                 $     186,673     $   1,081,858
  Net realized gain on investments and foreign currency transactions       24,057,849         9,714,143
  Net change in unrealized appreciation on investments                     36,583,656        54,744,694
  Net change in unrealized appreciation on written options                     75,320                --
                                                                        -------------     -------------
  Net increase in net assets resulting from operations                     60,903,498        65,540,695
                                                                        -------------     -------------
DISTRIBUTIONS:
  Dividends to shareholders from net investment income                     (5,694,805)       (1,896,234)
  Distributions to shareholders from net realized gains
    on investments                                                         (9,275,077)       (3,629,082)
                                                                        -------------     -------------
                                                                          (14,969,882)       (5,525,316)
                                                                        -------------     -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                             48,655,713        51,103,711
  Net asset value of shares issued in reinvestment of
    dividends and distributions                                            14,969,882         5,525,316
  Cost of shares redeemed                                                 (36,368,455)      (23,389,413)
                                                                        -------------     -------------
  Net increase in net assets resulting from capital
    share transactions                                                     27,257,140        33,239,614
                                                                        -------------     -------------
  Net increase in net assets                                               73,190,756        93,254,993
  Net assets at beginning of period                                       408,060,855       314,805,862
                                                                        -------------     -------------
  Net assets at end of period (including undistributed
    net investment income of $0 and $1,082,034, respectively)           $ 481,251,611     $ 408,060,855
                                                                        =============     =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       12
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                            YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------
                                                      2005             2004             2003             2002             2001
                                                  --------         --------         --------         --------         --------
Net asset value, beginning of period              $  24.73         $  20.96         $  14.99         $  17.13         $  15.21
                                                  --------         --------         --------         --------         --------
Income (loss) from investment operations:
  Net investment income                               0.02             0.07              --+             0.02             0.04
  Net gain (loss) on securities (both realized
    and unrealized)                                   3.55             4.05             6.33            (1.86)            2.04
                                                  --------         --------         --------         --------         --------
  Total from investment operations                    3.57             4.12             6.33            (1.84)            2.08
                                                  --------         --------         --------         --------         --------
Less distributions:
  Dividends from net investment income               (0.34)           (0.12)           (0.03)           (0.03)           (0.02)
  Distributions from realized gains                  (0.55)           (0.23)           (0.33)           (0.27)           (0.14)
                                                  --------         --------         --------         --------         --------
  Total distributions                                (0.89)           (0.35)           (0.36)           (0.30)           (0.16)
                                                  --------         --------         --------         --------         --------
Net asset value, end of period                    $  27.41         $  24.73         $  20.96         $  14.99         $  17.13
                                                  ========         ========         ========         ========         ========
Total return                                         14.63%           19.90%           42.53%          (10.72)%          13.68%

Ratios/Supplemental data:
Net assets, end of period (in thousands)          $481,252         $408,061         $314,806         $192,315         $162,438
  Ratio of expenses to average net assets
    Before expense reimbursement/repayment            1.19%            1.21%            1.24%            1.25%            1.27%
    After expense reimbursement/repayment              N/A              N/A             1.30%            1.30%            1.30%
  Ratio of net investment income to average
    net assets
    Before expense reimbursement/repayment            0.04%            0.31%            0.08%            0.25%            0.81%
    After expense reimbursement/repayment              N/A              N/A             0.02%            0.20%            0.77%
  Portfolio turnover rate                               12%              10%              16%              22%              21%

+ Less than $0.01 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       13
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

1.   SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act) investment series, Third Avenue Value Portfolio (the "Portfolio"). Third Avenue Management LLC (the "Adviser") provides investment advisory services to the Portfolio. The Portfolio seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At December 31, 2005, the Trust was offered as an investment option by five insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Generally, the Portfolio's investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio's net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities").
Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Portfolio's Valuation Committee as authorized by the Board of Trustees of the Portfolio, under procedures established by the Board of Trustees. As of December 31, 2005, such securities had a total fair value of $8,056,310 or 1.67% of net assets. Among the factors considered by the Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Portfolio's cost at the date of purchase, the percentage of the Portfolio's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted

--------------------------------------------------------------------------------
                                       14
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2005

securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gain distribution and return of capital. The Portfolio originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U. S. dollars as follows:

          o  INVESTMENTS  AND  ASSETS  AND  LIABILITIES  DENOMINATED  IN FOREIGN
             CURRENCIES: At the prevailing rates of exchange on the valuation date.

          o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period.
Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. Federal income tax law and regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

--------------------------------------------------------------------------------
                                       15
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2005

OPTION CONTRACTS:

An option  contract  gives the buyer the right,  but not the  obligation  to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid. Investments in options contracts require the Portfolio to mark-to-market option contracts on a daily basis, which reflects the change in the market value of the contracts at the close of each days trading. The cost of options that expire unexercised are treated by the Portfolio, on expiration date as realized losses on investments.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

REPURCHASE AGREEMENTS:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases securities, which serve as collateral, with an agreement to resell such securities at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax law and regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified with the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification.

--------------------------------------------------------------------------------
                                       16
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2005

For the year ended December 31, 2005, permanent differences were reclassified as shown below:

               DECREASE
            TO ACCUMULATED                               INCREASE TO
           DISTRIBUTIONS IN                       ACCUMULATED UNDISTRIBUTED
            EXCESS OF NET                          NET REALIZED GAINS FROM
          INVESTMENT INCOME                        INVESTMENT TRANSACTIONS
          -----------------                        -----------------------
              $(154,983)                                  $154,983

These reclassifications are primarily due to the tax character of distributions from REIT investments and foreign currency gain (loss).

The tax character of dividends and distributions paid during the years ended December 31, 2005 and December 31, 2004 were as follows:

                ORDINARY INCOME            NET LONG-TERM CAPITAL GAIN
              2005            2004            2005            2004
          -----------      ----------      ----------      ----------
          $10,366,363      $2,680,179      $4,603,519      $2,845,137

At December 31, 2005, the tax basis components of distributable earnings were as follows:


            UNDISTRIBUTED       UNDISTRIBUTED            NET
               ORDINARY           LONG-TERM           UNREALIZED
                INCOME          CAPITAL GAIN         APPRECIATION
              ----------        ------------         ------------
              $7,035,136         $22,633,517         $148,115,760

Capital and currency losses incurred after October 31, within the Portfolio's fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. For the fiscal year ended December 31, 2005 the Portfolio incurred a post-October realized currency loss of $49,426.

The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Portfolio's unrealized appreciation difference is attributable primarily to mark to market tax treatment of certain passive foreign investment companies, differences in the treatment of amortization of bond discount and premium, REIT adjustments and other timing differences. Actual distributions to shareholders may differ from the amounts above.

FEDERAL INCOME TAXES:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

--------------------------------------------------------------------------------
                                       17
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2005

EXPENSE ALLOCATION:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with the Funds in Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio's net assets relative to the total net assets of Third Avenue Trust.

TRUSTEES' AND OFFICERS' FEES:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, which for the year ending December 31, 2005 the Portfolio paid $2,978. The Trust does pay, together with its affiliate, the Third Avenue Trust, Trustees who are not affiliated with the Investment Adviser a fee of $4,000 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,000. The Trust, together with the Third Avenue Trust, also pays non-interested Trustees an annual stipend of $44,000. The Trustees on the Audit Committee will each receive $1,500 for each audit Committee meeting attended and the audit committee chairman will receive an annual retainer of $2,000.

Prior to June 30, 2005 the Portfolio, together with Third Avenue Trust, paid the Trustees who were not affiliated with the Investment Adviser $2,500 for each meeting of the Board of Trustees that they attended. The Portfolio, together with Third Avenue Trust, also paid non-interested Trustees an annual stipend of $40,000. The Trustees on the Audit Committee each received $1,000 for each audit committee meeting and the audit committee chairman received an annual retainer of $1,000.

2.   SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The cost of purchases, and proceeds from sales and conversions of investments, excluding short-term investments, for the year ended December 31, 2005 were as follows:

                                    PURCHASES             SALES
                                   -----------         -----------
              Unaffiliated         $52,996,575         $46,966,635

Written options transactions during the period are summarized as follows:

                                               NUMBER OF      PREMIUMS
                                               CONTRACTS      RECEIVED
         --------------------------------------------------------------
          Options outstanding at
             December 31, 2004                     --         $     --
         --------------------------------------------------------------
          Options written                          90          154,520
          Options terminated in
             closing purchase transactions         --               --
          Options exercised                        --               --
         --------------------------------------------------------------
          Options outstanding at
             December 31, 2005                     90         $154,520
         --------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2005

3.   INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Portfolio. Additionally, under the terms of the Investment Advisory Agreement, the Adviser pays certain expenses on behalf of the Portfolio, which are reimbursable by the Portfolio, including service fees due to third parties, the compensation expense of for the Portfolio's Chief Compliance Officer and other miscellaneous expenses. At December 31, 2005, the Portfolio had payables to the Adviser of $79,106 for reimbursement of expenses paid by the Adviser. Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average daily net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. No expense reimbursement was required for the year ended December 31, 2005.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays PFPC Inc. an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,366.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the companies that offer the Portfolio whereby a fee is paid to insurance companies who administer omnibus accounts for the policyholders. Pursuant to provisions adopted by the Board of Trustees, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the amount the Portfolio would have been charged by their transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is included in Service Fees on the accompanying Statement of Operations. For the year ended December 31, 2005, such Service Fees amounted to $835,000.

4.   RELATED PARTY TRANSACTIONS

M.J. Whitman LLC, a registered broker-dealer and Private Debt LLC, a dealer in the trading of bank debt and other private claims, operate under common control with the Adviser. For the year ended December 31, 2005, the Portfolio incurred brokerage commissions paid to M.J. Whitman LLC and Private Debt LLC in the amount of $177,774 and $12,500, respectively.

An employee of the Adviser serves as a member of the Board of Directors of a Company in which the Portfolio has an investment. For the year ended December 31, 2005 the Portfolio received $136 in fees which is included in Other income on the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                       19
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2005

5.   CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

                                                      FOR THE         FOR THE
                                                     YEAR ENDED      YEAR ENDED
                                                    DECEMBER 31,    DECEMBER 31,
Increase in Portfolio shares                            2005            2004
                                                    ------------    ------------
Shares outstanding at beginning of period            16,503,230      15,019,330
Shares sold                                           1,921,294       2,296,339
Shares reinvested from dividends and distributions      574,439         254,154
Shares redeemed                                      (1,440,576)     (1,066,593)
                                                     ----------      ----------
Net increase in Portfolio shares                      1,055,157       1,483,900
                                                     ----------      ----------
Shares outstanding at end of period                  17,558,387      16,503,230
                                                     ==========      ==========

6.   COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7.   RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the dividend income and interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Portfolio currently invests in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

--------------------------------------------------------------------------------
                                       20
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
Third Avenue Variable Series Trust - Third Avenue Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Third Avenue Variable Series Trust
- Third Avenue Value Portfolio (the "Portfolio") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York 10017
February 15, 2006

--------------------------------------------------------------------------------
                                       21
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                             MANAGEMENT OF THE TRUST
                                  (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes four portfolios in the Third Avenue Trust and one portfolio in the Third Avenue Variable Series Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge upon request, by calling (800) 443-1021.

INTERESTED TRUSTEES
-------------------

                           TERM OF OFFICE      POSITION(S)
                           AND LENGTH OF       HELD WITH       PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        TIME SERVED*        REGISTRANT      DURING PAST 5 YEARS                           HELD BY TRUSTEE
-------------------------  ------------------  --------------  --------------------------------------------  -----------------------
MARTIN J. WHITMAN** (81)   Trustee since       Chairman and    Chairman (3/90 to Present) Chief              Director (8/90 to
622 Third Avenue           7/99                Trustee         Executive Officer (CEO) (3/90 to              10/04) of Danielson
New York, NY 10017                                             9/03), President (1/91 to 5/98) of            Holding Corporation;
                                                               Third Avenue Trust; Chairman (7/99            Director (3/91 to
                                                               to Present) CEO (7/99 to 9/03) of             Present) of Nabors
                                                               Third Avenue Variable Series Trust;           Industries, Ltd.,
                                                               Co-Chief Investment Officer (2/03 to          (international oil
                                                               Present), Chief Investment Officer            drilling services);
                                                               (CIO) (1/91 to 2/03), Chairman and            Director (5/00 to
                                                               CEO (3/90 to 8/02), President (1/91            12/01) of Stewart
                                                               to 2/98), of EQSF Advisers, Inc. and          Information Services
                                                               its successor, Third Avenue                   Corp. (title insurance
                                                               Management LLC; CEO, President                and real estate);
                                                               and Director (10/74 to Present) of            Director (8/97 to
                                                               Martin J. Whitman & Co., Inc. (pri-           5/01) of Tejon Ranch
                                                               vate investment company); CEO                 Co. (land develop-
                                                               (7/96 to 6/02) and Chairman (8/90             ment and agribusi-
                                                               to 8/99) of Danielson Holding                 ness).
                                                               Corporation; Chairman (1/95 to
                                                               8/02) and CIO (10/92 to 8/02) of
                                                               M.J. Whitman Advisers, Inc.(reg.
                                                               investment adviser); Distinguished
                                                               Management Fellow (1972 to Present)
                                                               and Member of the Advisory Board
                                                               (10/94 to 6/95) of the Yale School of
                                                               Management at Yale University;
                                                               Adjunct Professor (1/01 to 12/01) of
                                                               the Columbia University Graduate
                                                               School of Business; Chartered
                                                               Financial Analyst.

--------------------------------------------------------------------------------
                                       22
--------------------------------------------------------------------------------

                             [Graphic Appears Here]

INTERESTED TRUSTEES
-------------------

                           TERM OF OFFICE      POSITION(S)
                           AND LENGTH OF       HELD WITH       PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        TIME SERVED*        REGISTRANT      DURING PAST 5 YEARS                           HELD BY TRUSTEE
-------------------------  ------------------  --------------  --------------------------------------------  -----------------------
DAVID M. BARSE** (43)      Trustee since       President,      President (5/98 to Present), Trustee          Director (7/96 to
622 Third Avenue           9/01                CEO and         (9/01 to Present), CEO (9/03 to               Present) of Covanta
New York, NY 10017                             Trustee         Present) and Executive Vice President         Holding Corporation,
                                                               (4/95 to 5/98) of Third Avenue Trust;         formerly Danielson
                                                               President (7/99 to Present), Trustee          Holding Corporation;
                                                               (9/01 to Present) and CEO (9/03 to            Director (3/01 to
                                                               Present) of Third Avenue Variable             Present) of ACA
                                                               Series Trust; CEO (4/03 to Present),          Capital Holdings,
                                                               President (2/98 to Present), Director         Inc. (insurance).
                                                               (4/95 to 12/02) and Executive Vice
                                                               President (4/95 to 2/98) of EQSF
                                                               Advisers, Inc. and its successor, Third
                                                               Avenue Management LLC and sub-
                                                               sidiaries; CEO (7/99 to Present),
                                                               President (6/95 to Present), Director
                                                               (1/95 to Present) of M.J. Whitman,
                                                               Inc. and its successor, M.J. Whitman
                                                               LLC (registered broker-dealer) and
                                                               subsidiaries; President (7/96 to 6/02)
                                                               of Danielson Holding Corp.; CEO
                                                               (7/99 to 8/02), President (6/95 to
                                                               8/02), Director (1/95 to 8/02) of M.J.
                                                               Whitman Advisers, Inc. (registered
                                                               investment advisor)
INDEPENDENT TRUSTEES
--------------------
JACK W. ABER (68)          Trustee since       Trustee         Professor of Finance (1972 to Present)        Trustee, The
51 Columbia Street         8/02                                of Boston University School of                Managers Funds
Brookline, MA 02446                                            Management, Trustee of Third                  (9 portfolios); Trustee
                                                               Avenue Variable Series Trust (8/02 to         of Managers AMG
                                                               Present); Trustee of Third Avenue             Funds (9 portfolios),
                                                               Trust (8/02 to Present).                      Managers Trust I
                                                                                                             (11 portfolios) and
                                                                                                             Managers Trust II
                                                                                                             (7 portfolios); Trustee
                                                                                                             of Appleton Growth
                                                                                                             Fund.

--------------------------------------------------------------------------------
                                       23
--------------------------------------------------------------------------------

                                [Graphic Omitted]

INDEPENDENT TRUSTEES
--------------------

                            TERM OF OFFICE     POSITION(S)
                            AND LENGTH OF      HELD WITH       PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS         TIME SERVED*       REGISTRANT      DURING PAST 5 YEARS                           HELD BY TRUSTEE
-------------------------   -----------------  --------------  --------------------------------------------  -----------------------
WILLIAM E. CHAPMAN, II (64) Trustee since      Trustee         Trustee; President and Owner (1998            Trustee, The
380 Gulf of Mexico Drive,   8/02                               to Present) of Longboat Retirement            Managers Funds
#531                                                           Planning Solutions (consulting firm);         (9 portfolios); Trustee
Longboat Key, FL 34228                                         part-time employee delivering retire-         of Managers AMG
                                                               ment and investment education semi-           Funds (9 portfolios),
                                                               nars (1/00 to Present) for Hewitt             Managers Trust I
                                                               Associates, LLC (consulting firm);            (11 portfolios) and
                                                               Trustee (5/02 to Present) of Bowdoin          Managers Trust II
                                                               College; various roles, the last of           (7 portfolios).
                                                               which was President of the
                                                               Retirement Plans Group (1990 to
                                                               1998) with Kemper Funds (mutual
                                                               funds group); investment sales, mar-
                                                               keting and general management roles
                                                               (1966 to 1990) with CIGNA (insur-
                                                               ance group). Trustee of Third Avenue
                                                               Variable Series Trust (8/02 to
                                                               Present); Trustee of Third Avenue
                                                               Trust (8/02 to Present).

LUCINDA FRANKS (59)         Trustee since      Trustee         Journalist (1969 to Present); Special         N/A
64 East 86th Street         7/99                               Correspondent, Talk Magazine (1999-
New York, NY                                                   2000); Trustee of Third Avenue
10028                                                          Variable Series Trust (7/99 to
                                                               Present); Trustee of Third Avenue
                                                               Trust (2/98 to Present).

EDWARD J. KAIER (60)        Trustee since      Trustee         Partner (1977 to Present) at Hepburn          Trustee, The
111 N. Lowry's Lane         8/02                               Willcox Hamilton & Putnam (law                Managers Funds
Rosemont, PA 19010                                             firm); Trustee of Third Avenue                (9 portfolios), Trustee
                                                               Variable Series Trust (8/02 to                of Managers AMG
                                                               Present); Trustee of Third Avenue             Funds (9 portfolios),
                                                               Trust (8/02 to Present).                      Managers Trust I
                                                                                                             (11 portfolios) and
                                                                                                             Managers Trust II
                                                                                                             (7 portfolios).

--------------------------------------------------------------------------------
                                       24
--------------------------------------------------------------------------------

[Graphic Appears Here]

INDEPENDENT TRUSTEES
--------------------

                            TERM OF OFFICE     POSITION(S)
                            AND LENGTH OF      HELD WITH       PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS         TIME SERVED*       REGISTRANT      DURING PAST 5 YEARS                           HELD BY TRUSTEE
-------------------------   -----------------  --------------  --------------------------------------------  -----------------------
MARVIN MOSER, M.D. (81)     Trustee since      Trustee         Clinical Professor of Medicine (1984          Director (1997 to
13 Murray Hill Road         7/99                               to Present) at Yale University School         Present) of Nutrition
Scarsdale, NY 10583                                            of Medicine; Trustee (1992 to 2002)           21 Co. (marketing);
                                                               of the Trudeau Institute (medical             Director (2002 to
                                                               research institute); Senior Medical           Present) of Compre-
                                                               Consultant (1974 to 2002) for the             hensive Neuroscience
                                                               National High Blood Pressure                  (research and phar-
                                                               Education Program of the National             maceutical site man-
                                                               Heart, Lung and Blood Institute;              agement company).
                                                               Trustee of Third Avenue Variable
                                                               Series Trust (7/99 to Present); Trustee
                                                               or Director of Third Avenue Trust or
                                                               its predecessor (11/94 to Present).

ERIC RAKOWSKI (47)          Trustee since      Trustee         Professor (1990 to Present) at                Trustee, The
571 Woodmont Avenue         8/02                               University of California at Berkeley          Managers Funds
Berkeley, CA 94708                                             School of Law; Visiting Professor             (9 portfolios), Trustee
                                                               (1998-1999) at Harvard Law School.            of Managers AMG
                                                               Trustee of Third Avenue Variable Series       Funds (9 portfolios),
                                                               Trust (8/02 to Present); Trustee of           Managers Trust I
                                                               Third Avenue Trust (8/02 to Present).         (11 portfolios) and
                                                                                                             Managers Trust II
                                                                                                             (7 portfolios).

MARTIN SHUBIK (79)          Trustee since      Trustee         Seymour H. Knox Professor (1975 to            N/A
Yale University             7/99                               Present) of Mathematical and
Dept. of Economics                                             Institutional Economics, Yale
Box 2125, Yale Station                                         University; Trustee of Third Avenue
New Haven, CT 06520                                            Variable Series Trust (7/99 to
                                                               Present); Trustee or Director of Third
                                                               Avenue Trust or its predecessor (11/90
                                                               to Present).

CHARLES C. WALDEN (61)      Trustee since      Trustee         Executive Vice-President of                   N/A
11 Williamsburg Circle,     7/99                               Investments and Chief Investment
Madison, CT 06443                                              Officer (1973 to Present) Knights of
                                                               Columbus (fraternal benefit society
                                                               selling life insurance and annuities);
                                                               Trustee of Third Avenue Variable
                                                               Series Trust (7/99 to Present); Trustee
                                                               or Director of Third Avenue Trust or
                                                               its predecessor (5/96 to Present);
                                                               Chartered Financial Analyst.

   TRUSTEE
REMUNERATION+
-------------
   $17,382

----------
*    Each trustee serves until his successor is duly elected and qualified.

** Messrs. Whitman and Barse are "interested trustees" of the Trust and the Adviser, Third Avenue Management LLC, due to their employment with and indirect ownership interests in the Adviser.

+ Regular compensation paid by the Portfolio during the period (excludes expense reimbursement).

--------------------------------------------------------------------------------
                                       25
--------------------------------------------------------------------------------

                                [Graphic Omitted]

PRINCIPAL TRUST OFFICERS WHO ARE NOT TRUSTEES
---------------------------------------------

                           POSITION(S)
                           HELD WITH                                                                             OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        REGISTRANT          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                       HELD BY OFFICER
-------------------------  ------------------  ----------------------------------------------------------------  -------------------
VINCENT J. DUGAN (40)      Treasurer and       Treasurer and Chief Financial Officer (CFO) (9/04 to                  N/A
622 Third Avenue           CFO                 Present) of Third Avenue Trust; Treasurer and CFO (9/04
New York, NY 10017                             to Present) of Third Avenue Variable Series Trust; Chief
                                               Operating Officer (COO) and CFO (8/04 to Present) of
                                               Third Avenue Management LLC and subsidiaries; COO
                                               and CFO (8/04 to Present) of Third Avenue Holdings
                                               Delaware LLC; COO and CFO (8/04 to Present) of MJ
                                               Whitman LLC and subsidiaries; Partner Ernst & Young
                                               LLP (6/02 to 8/04); Partner Arthur Andersen LLP (9/98
                                               to 6/02).

JULIE A. SMITH (34)        Assistant           Assistant Treasurer (9/04 to Present), Treasurer (5/04 to             N/A
622 Third Avenue           Treasurer           9/04), Controller (9/01 to 9/02), Assistant Controller
New York, NY 10017                             (2/97 to 9/01) of Third Avenue Trust; Assistant Treasurer
                                               (9/04 to Present), Treasurer (5/04 to 9/04), Controller
                                               (9/01 to 9/02), Assistant Controller (2/97 to 9/01) of
                                               Third Avenue Variable Series Trust; Controller (8/02 to
                                               present) of Third Avenue Holdings Delaware LLC; Controller
                                               (9/01 to Present), Assistant Controller (2/97 to 9/01) of
                                               EQSF Advisers, Inc. and its successor, Third Avenue
                                               Management LLC and subsidiaries; Controller (8/02 to
                                               present), Assistant Controller (2/97 to 8/02) of Martin J.
                                               Whitman & Co., Inc.; Assistant Controller (3/99 to 8/02)
                                               Danielson Holding Corporation.

W. JAMES HALL III (41)     General Counsel     General Counsel and Secretary (6/00 to Present) of Third              N/A
622 Third Avenue           and Secretary       Avenue Trust; General Counsel and Secretary (9/00 to
New York, NY 10017                             Present) of Third Avenue Variable Series Trust; General
                                               Counsel and Secretary (9/00 to Present) of EQSF Advisers,
                                               Inc., and its successor, Third Avenue Management LLC and
                                               subsidiaries; General Counsel and Secretary (12/00 to
                                               7/02) of Danielson Holding Corporation; General Counsel
                                               and Secretary (5/00 to Present) of M.J. Whitman, Inc. and
                                               its successor, M.J. Whitman LLC and subsidiaries; General
                                               Counsel and Secretary (5/00 to 8/02) of M.J. Whitman
                                               Advisers, Inc.; Associate (2/00 to 6/00) at Paul, Weiss,
                                               Rifkind, Wharton & Garrison LLP; Associate (11/96 to 1/00)
                                               at Morgan, Lewis & Bockius LLP (law firms).

JOSEPH J. REARDON (45)     Chief               Chief Compliance Officer (CCO) (4/05 to Present) of                   N/A
622 Third Avenue           Compliance          Third Avenue Trust; CCO (4/05 to Present) Third
New York, NY 10017         Officer             Avenue Variable Series Trust; CCO Third Avenue Management
                                               LLC and subsidiaries (4/05 to Present); CCO (10/04 - 3/05)
                                               Weiss, Peck & Greer Funds Trust; CCO (10/94 - 3/05) Weiss,
                                               Peck & Greer Tudor Fund; Principal (10/94 - 10/04) Weiss,
                                               Peck & Greer; Vice President and Secretary (10/94 - 10/04)
                                               Weiss, Peck & Greer Funds Trust, Weiss, Peck & Greer Tudor
                                               Fund, Weiss, Peck & Greer International Fund, Weiss, Peck
                                               & Greer International Fund.

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                                       26
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                 ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT
                                   (UNAUDITED)

At a meeting of the Board of Trustees of the Trust held on June 2, 2005, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not "interested persons" (as the term is defined in the 1940 Act) (the "Independent Trustees")), approved the renewal of the Portfolio's Investment Advisory Agreement (the "Agreement").

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreement. The Board engaged in a detailed discussion of the materials with the Adviser. The Independent Trustees then met separately with their independent legal counsel for a discussion of the Adviser's presentation and materials. In considering the Agreement, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees noted that the Adviser has managed the Portfolio since its inception, and that the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interest of the Portfolio. Following this session, the full Board reconvened and approved the continuation of the Agreement as being in the best interests of the Portfolio and its shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board's approval.

FACTORS CONSIDERED

A.   FINANCIAL CONDITION OF THE ADVISER; ADVISORY FEES: PROFITABILITY.

The Trustees received a presentation from representatives of the Adviser, and reviewed and considered:

     1. the financial condition of the Adviser to determine that the Adviser is solvent and sufficiently well capitalized to perform its ongoing responsibilities to the Portfolio;

     2. the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund group used in comparative analyses of the Portfolio's advisory fees and expense ratio and in analyzing the Portfolio's performance;

     3. the Portfolio's advisory fee and total expenses versus those of the comparison universe and competitive fund group, noting that the Portfolio's competitive ranking within the universe and its fees and expenses were well within the range of those of the funds in the competitive group;

     4. performance/expense analyses of the Portfolio and funds in the competitive group, showing the Portfolio's superior comparison to the performance/expense ratios of funds in the competitive group;

     5. a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser;

     6. advisory fee breakpoints of funds in the competitive group, noting that only a minority of funds in the comparison universe and two of the ten funds in the competitive group had breakpoints;

     7. information presented in respect of economies of scale, noting the competitive expense ratios, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio and the trend of declining Portfolio gross expense ratios since inception;

     8. the profitability to the Adviser resulting from the Agreement, reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

     9. brokerage commission revenue to the Adviser's affiliated broker-dealer from transactions executed for the Portfolio, including the quarterly brokerage analysis performed by a third party service and provided to the Trustees analyzing, among other things, the affiliated broker-dealer's per share commission and execution costs.

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                                       27
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


                                [Graphic Omitted]

           ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT (CONTINUED)
                                   (UNAUDITED)

B. DESCRIPTION OF PERSONNEL AND SERVICE PROVIDED BY THE ADVISER. The Trustees reviewed with representatives of the Adviser, and considered:

     1. the nature, extent and quality of services rendered to the Portfolio, including the Adviser's investment, senior management and operational personnel and the oversight of day-to-day operations of the Portfolio provided by the Adviser;

     2.   the  Adviser's   research  and  portfolio   management   capabilities,
          particularly the intensive research undertaken in connection with the Adviser's deep value philosophy; and

     3. the value added through the Adviser's active management style that includes participation in corporate restructurings.

C.   COMPLIANCE MATTERS

     1. The Trustees were presented with a summary of the compliance program under Rule 38a-1.

     2. The Trustees met in private session with the Portfolio's Chief Compliance Officer and reviewed the operation of the Portfolio's and the Adviser's compliance programs.

D.   INVESTMENT PERFORMANCE OF THE FUND AND ADVISER.

     1. The Trustees reviewed total return information for the Portfolio versus the competitive funds for one, three and five year periods and compared to the Portfolio's benchmark index for the one, three and five year periods and since inception.

     2. It was noted that the Portfolio's performance was favorable both on an absolute basis and relative to that of funds in the comparable universe, funds in the competitive group and the Portfolio's benchmark.

CONCLUSIONS

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with the Portfolio's favorable historical performance. They also considered the advisory fee and expense ratio of the Portfolio and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analyses, as discussed in the Adviser's presentation. The Trustees discussed the Adviser's profitability, and it was noted that the profitability percentage was within ranges in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that the Portfolio's fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Portfolio.

The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser and reviewed the nature of the services provided and differences, from the Adviser's perspective, in management of the Portfolio as compared to advisory services provided to other advised and sub-advised funds. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Portfolio and considered the Portfolio's competitive fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio, and the size of the Portfolio. The Trustees concluded that operational economies of scale had benefited the Portfolio and that there were no other material economies of scale in which the Portfolio should share.

--------------------------------------------------------------------------------
                                       28
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


                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                        SCHEDULE OF SHAREHOLDER EXPENSES
                                   (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2005 and held for the entire reporting period ended December 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  EXPENSES PAID
                 BEGINNING         ENDING       DURING THE PERIOD
               ACCOUNT VALUE    ACCOUNT VALUE    JULY 1, 2005 TO      ANNUALIZED
                  JULY 1,        DECEMBER 31,      DECEMBER 31,         EXPENSE
                   2005             2005              2005*              RATIO
                  ------           ------             -----              ----
Actual            $1,000           $1,114             $6.39              1.20%
Hypothetical      $1,000           $1,019             $6.11              1.20%

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half- year (184) divided by 365.

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                                       29
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                       THIRD AVENUE VARIABLE SERIES TRUST
                         FEDERAL TAX STATUS OF DIVIDENDS
                                   (UNAUDITED)

The following information represents the tax status of dividends and distributions paid by the Portfolio during the fiscal year ended December 31, 2005. This information is presented to meet regulatory requirements and no current action on your part is required.

THIRD AVENUE VALUE PORTFOLIO

Of the $0.891 per share paid to you in cash or reinvested into your account during the fiscal year ended December 31, 2005, $0.339 was derived from net investment income, $0.278 from short-term capital gains, which are taxed as ordinary income and $0.274 from long-term capital gains. Of the total ordinary income (including short-term capital gains) distributed 32.60% or the maximum amount allowable is qualified dividend income for purposes of Internal Revenue Code Section 1(h)(11). 24.17% of the total ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

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                                       30
--------------------------------------------------------------------------------

                                BOARD OF TRUSTEES

                                  Jack W. Aber
                                 David M. Barse
                             William E. Chapman II
                                 Lucinda Franks
                                Edward J. Kaier
                                  Marvin Moser
                                 Eric Rakowski
                                 Martin Shubik
                               Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS

                                Martin J. Whitman
                             Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                 Julie A. Smith
                              Assistant Treasurer
                                  W. James Hall
                           General Counsel, Secretary
                               Joseph J. Reardon
                            Chief Compliance Officer

                                 TRANSFER AGENT
                                    PFPC Inc.
                                 P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017

                          INDEPENDENT REGISTERED PUBLIC
                                ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017

                                    CUSTODIAN
                             Custodial Trust Company
                              101 Carnegie Center
                              Princeton, NJ 08540

                                [Graphic Omitted]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                www.thirdave.com

ITEM 2.  CODE OF ETHICS.

At December 31, 2005, the Trust had a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer. This Code of Ethics is attached under Item 12(a)(1) hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the following three members of the Board's audit committee qualify as "audit committee financial experts": Jack Aber, Martin Shubik and Charles Walden. The Board has designated Mr. Aber as the audit committee financial expert. Messrs. Aber, Shubik and Walden are "independent" as defined by the SEC for purposes of audit committee financial expert determinations. The Board has designated Mr. Aber as the audit committee financial expert. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of
Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a) AUDIT FEES. The aggregate fees billed to the trust for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Trust's principal accountant (the "Accountant") for the audit of the Trust's annual financial statements or services that are normally provided by the Accountant in connection with statutory and regulatory filings or engagements for the Reporting Periods were $44,000, including out of pocket expenses of $1,000, for the fiscal year ending December 31, 2005 and $41,185, including out of pocket expenses of $1,185, for the fiscal year ending December 31, 2004.

(b) AUDIT-RELATED FEES. There were no fees billed to the Trust in the Reporting Periods for assurance and related services by the Accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a).

(c) TAX FEES. The aggregate fees billed to the Trust in the Reporting Periods for professional services rendered by the Accountant for tax compliance, tax advice and tax planning were $8,400 for the fiscal year ending December 31, 2005 and $7,800 for the fiscal year ending December 31, 2004. These services related to the preparation of tax returns and the review of tax-related issues.

(d) ALL OTHER FEES. There were no fees to the Trust billed the Reporting Periods for products and services provided by the Accountant, other than the services reported above in Items 4(a) through (c).

(e)      AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

         (i) The Trust's audit committee pre-approves the Accountant's engagement for audit and non-audit services to the Trust and certain non-audit services to the investment adviser and its affiliates (as required) on a case-by-case basis. Pre-approved considerations include whether the proposed services are compatible with maintaining the Accountant's independence.

         (ii) There were no services provided to affiliates during the Reporting Periods for which the pre-approved requirement was waived pursuant to Rule 2.01
(c) (7) (i) (c).

(f)      Not applicable.

(g) The aggregate non-audit fees billed by the Accountant for services rendered to the Trust, the Trust's investment adviser or any entity controlling, controlled by, or under common control with the Trust's investment adviser that provides ongoing services to the Trust for the Reporting Periods were $40,500 for the fiscal year ending December 31, 2005 and $60,000 for the fiscal year ending December 31, 2004.

(h) The Trust's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Third Avenue Variable Series Trust
----------------------------------

By:    /s/ David M. Barse
       ------------------------------
Name:  David M. Barse
Title: Principal Executive Officer
Date:  February 28, 2006

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ David M. Barse
       ------------------------------
Name:  David M. Barse
Title: Principal Executive Officer
Date:  February 28, 2006

By:    /s/ Vincent J. Dugan
       ------------------------------
Name:  Vincent J. Dugan
Title: Principal Financial Officer
Date:  February 28, 2006